UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21285

                MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                  Steven Zoric
                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-312-881-6500

                     DATE OF FISCAL YEAR END: MARCH 31, 2006

                     DATE OF REPORTING PERIOD: JUNE 30, 2005



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ITEM 1.   SCHEDULE OF INVESTMENTS




         MAN-GLENWOOD LEXINGTON
         ASSOCIATES PORTFOLIO, LLC

         QUARTERLY REPORT
         JUNE 30, 2005 (UNAUDITED)

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
MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005
---------------------------------------------------------------------------------------------------------------------

FUND                                                                           COST              FAIR VALUE       %*
Advisory Leveraged European Equity Market Fund L.P.                        $ 1,403,567          $ 1,469,322     0.97%
Akanthos Arbitrage Fund L.P.                                                 2,250,000            2,025,344     1.34%
Amaranth Partners, L.L.C.                                                    5,625,000            6,212,236     4.11%
AQR Absolute Return Institutional Fund, L.P.                                 2,925,000            2,977,363     1.97%
Arience Capital Partners I L.P.                                              2,250,000            2,279,479     1.51%
BR Opportunity Fund L.P.                                                       950,000              972,492     0.64%
Bridgewater Pure Alpha Trading Company, Ltd.                                 4,550,000            4,595,684     3.04%
Castlerigg Partners, L.P.                                                    1,962,719            2,397,488     1.58%
Cerberus Partners, L.P.                                                      1,144,204            1,722,671     1.14%
Chatham Asset High Yield Fund, L.P.                                          2,150,000            2,192,424     1.45%
Cheyne Special Situations Fund, L.P.                                         1,925,000            2,198,325     1.45%
Coatue Qualified Partners, L.P.                                              1,219,586            1,585,031     1.05%
Copper Beech Partners II, L.P.                                               2,700,000            2,532,165     1.67%
CRG Partners, LP                                                             3,050,000            3,181,264     2.10%
D.E. Shaw Oculus Fund, LLC                                                   3,650,000            4,070,747     2.69%
Deephaven Event Arbitrage Fund L.L.C.                                        1,700,000            1,960,634     1.30%
Deephaven Market Neutral Fund L.L.C.                                         5,825,000            6,058,301     4.01%
Digilog Major Markets Fund L.P.                                                400,000              355,372     0.23%
Domestic CAP Partners, LP                                                    2,825,000            2,818,302     1.86%
Double Black Diamond L.P.                                                    2,098,619            2,363,096     1.56%
Eagle Global Fund, LP                                                        1,375,000            1,387,022     0.92%
Exis Differential Partners, LP                                               2,075,000            2,082,184     1.38%
Ferox Fund, L.P.                                                               966,964              806,540     0.53%
FrontPoint Value Discovery Fund, L.P.                                        4,275,000            4,689,859     3.10%
Gandhara Fund, L.P.                                                          3,825,000            3,955,243     2.62%
Greywolf Capital Partners II, LP                                             3,800,000            4,330,441     2.86%
Greywolf High Yield Partners, LP                                             2,975,000            3,009,647     1.99%
Grossman Currency Fund LP                                                    1,450,000            1,608,366     1.06%
Horizon Portfolio L.P.                                                       1,975,000            1,797,162     1.19%
Intrepid Capital Fund (QP), L.P.                                             2,602,867            2,871,382     1.90%
Jefferies Paragon Fund, LLC                                                    890,000              937,012     0.62%
Karsch Capital II L.P.                                                       4,200,000            4,631,784     3.06%
KiCap Network Fund, L.P.                                                     2,012,162            2,157,137     1.43%
King Street Capital, L.P.                                                    2,166,109            3,116,994     2.06%
Lansdowne European Strategic Equity Fund, LP                                 7,300,000            8,018,064     5.30%
Lydian Partners II, L.P.                                                     1,267,182            1,521,198     1.01%
Marshall Wace Americas Fund, LP                                              1,375,000            1,323,248     0.87%
Marshall Wace European TOPS Fund Limited                                     1,375,000            1,440,578     0.95%
Minot Capital II L.P.                                                        2,275,000            2,186,266     1.45%
OZ Domestic Partners II L.P.                                                 4,300,000            4,721,799     3.12%
Peloton Multi Strategy Fund, LP                                              1,550,000            1,563,575     1.03%
PHZ Global Fund L.P.                                                         2,100,000            2,170,964     1.44%
PHZ Long/Short Equity Fund L.L.C.                                              475,000              485,206     0.32%
Prism Partners I, L.P.                                                       5,523,270            5,966,065     3.94%
RedSky Outlook Fund L.P.                                                     1,953,005            1,843,137     1.22%
Rockbay Capital Institutional Fund L.L.C.                                    6,025,000            6,252,709     4.13%
Rosehill Japan Fund L.P.                                                     3,725,000            3,688,108     2.44%
Royal Coachman, L.P.                                                           319,601              282,452     0.19%

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MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONCLUDED) (UNAUDITED)
JUNE 30, 2005
---------------------------------------------------------------------------------------------------------------------

FUND                                                                           COST              FAIR VALUE       %*

Rx Healthcare Partners II, LP                                            $   1,925,000        $   2,019,850     1.34%
Satellite Fund II, L.P.                                                      1,672,686            2,147,977     1.42%
SemperMacro Fund Limited                                                     2,300,000            2,274,494     1.50%
Silverback Partners L.P.                                                     2,250,000            2,030,796     1.34%
SLS Investors, L.P.                                                          3,050,000            3,174,831     2.10%
Spring Point Institutional Partners, L.P.                                    3,403,605            3,630,206     2.40%
Stadia Capital Partners (QP), L.P.                                           2,025,000            2,188,489     1.45%
Stadia Consumer Fund (QP), L.P.                                              2,250,000            2,382,718     1.58%
Steel Partners II, LP                                                        6,150,000            6,220,923     4.11%
Suttonbrook Capital Partners, L.P.                                           2,825,000            2,958,043     1.96%
Tosca                                                                        3,460,852            4,139,022     2.74%
Trivium Institutional Onshore Fund L.P.                                      1,000,000            1,032,461     0.68%
Trivium Onshore Fund L.P.                                                    1,700,000            1,766,963     1.17%
Vardon Partners II L.P.                                                      4,350,000            4,637,996     3.07%
Walker Smith Capital (QP), L.P.                                              2,211,970            2,551,395     1.69%
Waterstone Market Neutral Fund LP                                            2,000,000            1,799,333     1.19%
Zaxis Institutional Partners, L.P.                                           2,617,093            2,569,766     1.70%
                                                                         -------------        -------------   ------
Total Investments                                                        $ 169,946,061        $ 180,337,145   119.24%
                                                                         =============        =============   ======


*Percentages are based on net assets of $151,234,100.

At June 30, 2005, the aggregate cost of investments for tax purposes was $169,946,061. Net unrealized appreciation on investments for tax purposes was $10,391,084 consisting of $11,990,262 of gross unrealized appreciation and $(1,599,178) of gross unrealized depreciation.

For information regarding the Portfolio Company's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio Company's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                Man-Glenwood Lexington Associates Portfolio, LLC


                       By:      /s/ John B. Rowsell
                                -------------------
                                John B. Rowsell
                                Principal Executive Officer


                       Date:    August 26, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                       By:      /s/ John B. Rowsell
                                -------------------
                                John B. Rowsell
                                Principal Executive Officer


                       Date:    August 26, 2005


                       By:      /s/ Alicia B. Derrah
                                --------------------
                                Alicia B. Derrah
                                Principal Financial Officer


                       Date:    August 26, 2005